Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity:
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	690,231,000	345,279,000
Common stock, shares outstanding	528,069,000	275,007,000
Common stock in treasury at cost, shares	162,162,000	70,272,000